Eaton Vance
Oregon Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Oregon, Bond Bank Revenue:
5.00%, 1/1/32	$955	$ 1,036,137
5.00%, 1/1/33	610	661,825
		$ 1,697,962
Education — 6.1%
Forest Grove, OR, (Pacific University):
4.00%, 5/1/39	$620	$ 623,305
4.00%, 5/1/40	860	863,784
5.00%, 5/1/30	500	526,045
Oregon Facilities Authority, (University of Portland):
5.00%, 4/1/27	500	534,200
5.00%, 4/1/29	500	531,655
5.00%, 4/1/45	1,000	1,030,650
Yamhill County, OR, (George Fox University):
4.00%, 12/1/26	810	855,733
4.00%, 12/1/29	910	963,990
4.00%, 12/1/36	2,585	2,638,690
4.00%, 12/1/46	1,175	1,176,763
		$ 9,744,815
Electric Utilities — 3.3%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 5.00%, 11/1/32(1)	$500	$ 564,600
Green Bonds, 5.00%, 11/1/34(1)	500	562,680
Green Bonds, 5.00%, 11/1/36(1)	500	561,790
Green Bonds, 5.00%, 11/1/39(1)	1,300	1,452,763
Eugene, OR, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,197,880
		$ 5,339,713
Escrowed/Prerefunded — 5.7%
Klamath County School District, OR, Prerefunded to 6/15/23, 5.00%, 6/15/29	$1,155	$ 1,195,206
Medford, OR, Prerefunded to 7/15/23, 5.00%, 7/15/32	545	565,617
North Clackamas School District No. 12, OR, Clackamas County, Prerefunded to 6/15/24, 5.00%, 6/15/28	2,500	2,655,200
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,062,080
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Tri-County Metropolitan Transportation District, OR, Prerefunded to 9/1/22, 5.00%, 9/1/30	$2,000	$ 2,018,840
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, Prerefunded to 9/1/27, 5.00%, 9/1/38	1,500	1,710,975
		$ 9,207,918
General Obligations — 48.8%
Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$ 1,572,855
Canby School District No. 86, OR, 4.00%, 6/15/38	1,615	1,706,732
Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	3,000	3,390,180
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	409,275
Chemeketa Community College District, OR, 5.00%, 6/15/25	1,000	1,060,530
Coos Bay School District No. 9, OR:
5.00%, 6/15/39	850	980,535
5.00%, 6/15/40	750	863,880
Corvallis School District No. 509J, OR, Benton and Linn Counties:
4.00%, 6/15/35	600	637,602
4.00%, 6/15/36	650	689,936
4.00%, 6/15/38	700	740,775
5.00%, 6/15/27	1,280	1,446,912
David Douglas School District No. 40, OR, Multnomah County, 0.00%, 6/15/24	1,640	1,572,563
Eugene School District No. 4J, OR, Lane and Linn Counties:
4.00%, 6/15/35	1,900	2,018,161
5.00%, 6/15/26	3,635	4,036,413
Fern Ridge School District 28J, OR, Lane and Douglas Counties, 5.00%, 6/15/25	525	569,987
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,787,276
Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/31	200	152,368
0.00%, 6/15/32	400	292,888
0.00%, 6/15/33	500	351,725
Hermiston School District No. 8R, OR, Umatilla County, 0.00%, 6/15/43	2,660	1,146,513
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
4.00%, 6/15/36	925	978,456
5.00%, 6/15/32	2,000	2,225,500
5.00%, 6/15/37	1,605	1,785,964

Eaton Vance
Oregon Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jackson County School District No. 6, OR, Central Point:
0.00%, 6/15/45	$1,000	$ 453,950
4.00%, 6/15/38	1,385	1,474,706
Lake Oswego School District No. 7J, OR, Clackamas, Multnomah and Washington Counties:
5.00%, 6/1/24	1,000	1,060,720
5.00%, 6/1/25	1,000	1,084,700
5.00%, 6/1/27	1,000	1,130,200
Lake Oswego, OR:
4.00%, 12/1/31	1,000	1,077,580
5.00%, 6/1/33	2,450	2,521,515
Metro, OR, 4.00%, 6/1/31	1,365	1,478,814
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/35	1,000	1,127,170
5.00%, 6/15/39	1,910	2,130,815
5.00%, 6/15/42	1,500	1,667,235
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,240,080
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	630	632,186
Pendleton School District No. 16R, OR, Umatilla County, 5.00%, 6/15/24	1,220	1,294,859
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	856,220
0.00%, 6/15/30	700	558,824
Portland Community College District, OR:
5.00%, 6/15/29	1,600	1,761,040
5.00%, 6/15/32	795	869,881
Portland Housing Authority, OR, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,328,435
Portland Housing Authority, OR, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,743,425
Portland School District No. 1, OR, Multnomah County, 3.00%, 6/15/35	2,400	2,371,272
Portland, OR, 5.00%, 6/15/25	1,225	1,329,970
Puerto Rico, 5.625%, 7/1/29	750	829,883
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties:
0.00%, 6/15/25	460	427,308
0.00%, 6/15/27	3,175	2,778,442
Redmond, OR, 5.00%, 6/1/28	605	638,311
Reynolds School District No. 7, OR, Multnomah County:
3.00%, 6/1/35	200	196,576
4.00%, 6/1/32	160	174,525
4.00%, 6/1/33	125	135,114
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	$1,000	$ 827,690
0.00%, 6/15/30	1,215	969,959
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/29	1,050	853,535
5.00%, 6/15/35	1,025	1,193,285
St. Helens, OR, 4.00%, 8/1/41	2,285	2,393,697
Tigard-Tualatin School District No. 23J, OR, Washington and Clackamas Counties, 5.00%, 6/15/40	2,500	2,836,950
Warrenton-Hammond School District No. 30, OR, Clatsop County, 5.00%, 6/15/32	1,000	1,147,850
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	790,226
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	230	155,761
0.00%, 6/15/36	435	284,851
0.00%, 6/15/39	605	355,934
		$ 78,600,520
Hospital — 6.4%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$ 324,902
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	252,242
Medford Hospital Facilities Authority, OR, (Asante Health System):
4.00%, 8/15/39	1,000	1,009,840
5.00%, 8/15/38	2,095	2,290,254
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,554,900
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	1,000	1,070,300
5.00%, 10/1/30	300	337,836
5.00%, 10/1/35	275	302,126
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,212,970
		$ 10,355,370
Housing — 1.2%
Oregon Housing and Community Services Department:
(AMT), 3.45%, 1/1/33	$990	$ 989,119
(AMT), 5.15%, 7/1/42	870	883,276
		$ 1,872,395

Eaton Vance
Oregon Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 2.1%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,087,082
(NPFG), 5.25%, 7/1/34	2,120	2,210,058
		$ 3,297,140
Insured - General Obligations — 4.7%
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$ 4,752,520
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	843,140
(AGC), 0.00%, 6/1/29	1,225	997,126
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,030,879
		$ 7,623,665
Other Revenue — 2.4%
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$ 242,380
Oregon Department of Administrative Services, Lottery Revenue:
5.00%, 4/1/25	2,000	2,108,620
5.00%, 4/1/33	1,280	1,419,712
		$ 3,770,712
Senior Living/Life Care — 2.6%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 100,960
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	260	264,930
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
1.20%, 6/1/28	500	441,775
4.00%, 12/1/36	1,000	950,240
5.00%, 12/1/36	750	769,095
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	710,332
5.00%, 5/15/24	110	113,191
5.00%, 5/15/25	130	134,978
5.00%, 5/15/26	135	140,991
5.00%, 5/15/33	540	572,254
		$ 4,198,746
Special Tax Revenue — 1.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$300	$ 330,465
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Beaverton, OR, Special Tax Revenue:
4.00%, 6/1/37	$400	$ 423,932
4.00%, 6/1/40	1,000	1,043,800
		$ 1,798,197
Transportation — 5.0%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/29	$1,890	$ 2,106,651
(AMT), 5.00%, 7/1/29	1,155	1,252,182
(AMT), 5.00%, 7/1/34	1,000	1,068,050
(AMT), 5.00%, 7/1/35	1,300	1,428,752
(AMT), 5.00%, 7/1/45	2,000	2,175,040
		$ 8,030,675
Water and Sewer — 4.4%
Beaverton, OR, Water Revenue :
5.00%, 4/1/25	$1,355	$ 1,464,267
5.00%, 4/1/26	1,420	1,569,782
Clackamas River Water, OR, 5.00%, 11/1/29	100	107,649
Clean Water Services, OR, Sewer Revenue, 5.00%, 10/1/25	1,550	1,698,040
Grants Pass, OR, Wastewater Revenue:
4.00%, 12/1/36	1,160	1,205,356
4.00%, 12/1/37	1,000	1,033,510
		$ 7,078,604
Total Tax-Exempt Municipal Obligations (identified cost $154,743,827)		$152,616,432

Taxable Municipal Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.0%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(1)	$300	$ 281,265
Green Bonds, 2.37%, 11/1/27(1)	1,350	1,256,134
		$ 1,537,399
General Obligations — 0.6%
Klamath County School District, OR, 1.71%, 6/15/29	$1,130	$ 1,003,689
		$ 1,003,689

Eaton Vance
Oregon Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.9%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$ 143,454
(AGM), 1.659%, 7/1/26	175	160,396
(AGM), 2.255%, 7/1/28	175	157,294
(AGM), 2.579%, 7/1/30	250	219,660
(AGM), 3.508%, 7/1/41	1,000	838,670
		$ 1,519,474
Total Taxable Municipal Obligations (identified cost $4,530,000)		$ 4,060,562
Total Investments — 97.4% (identified cost $159,273,827)		$156,676,994
Other Assets, Less Liabilities — 2.6%		$ 4,254,468
Net Assets — 100.0%		$160,931,462
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $5,009,697 or 3.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2022, 7.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 5.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Oregon Municipal Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$152,616,432	$ —	$152,616,432
Taxable Municipal Obligations	—	4,060,562	—	4,060,562
Total Investments	$ —	$156,676,994	$ —	$156,676,994
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.